Document and Entity Information	May 13, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (Amendment No. 1) (this "Amendment") is being filed by Reliant Bancorp, Inc. (the "Company") to amend the Current Report on Form 8-K filed by the Company on May 17, 2021 (the "Original Form 8-K"). The Company is filing this Amendment solely for the purpose of disclosing the Company's decision with respect to the frequency of future non-binding shareholder advisory votes on named executive officer compensation. This Amendment does not amend, modify, or supplement the Original Form 8-K in any other respect.
Document Period End Date	May 13, 2021
Entity Registrant Name	Reliant Bancorp, Inc.
Entity Incorporation, State or Country Code	TN
Entity File Number	001-37391
Entity Tax Identification Number	37-1641316
Entity Address, Address Line One	1736 Carothers Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	221-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001606440
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	RBNC
Security Exchange Name	NASDAQ